Revenue	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Revenue

4. Revenue

Revenue classified by type of good or service is as follows:

	2025	2024
	US$	US$
Revenue from:
- Sales of circular products	1,515,665	1,198,610
- Waste disposal services	4,315,985	4,901,167
	5,831,650	6,099,777

The revenue from sales of goods and other service income is recognized based on a point in time.